Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	270,852,990.11	18,170
Yield Supplement Overcollateralization Amount 09/30/20	13,094,662.87	0
Receivables Balance 09/30/20	283,947,652.98	18,170
Principal Payments	13,326,247.54	390
Defaulted Receivables	336,691.68	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	12,164,671.05	0
Pool Balance at 10/31/20	258,120,042.71	17,762

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.67%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,838,682.78	144
Past Due 61-90 days	685,764.15	39
Past Due 91-120 days	104,939.88	8
Past Due 121+ days	0.00	0
Total	3,629,386.81	191

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	226,500.50
Aggregate Net Losses/(Gains) - October 2020	110,191.18
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.47%
Prior Net Losses Ratio	0.04%
Second Prior Net Losses Ratio	-0.37%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.95%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	36.93

Flow of Funds	$ Amount
Collections	16,846,856.04
Investment Earnings on Cash Accounts	218.54
Servicing Fee(1)	(236,623.04)
Transfer to Collection Account	0.00
Available Funds	16,610,451.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	579,165.76
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,561,528.51
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	626,564.71
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	16,610,451.54

Servicing Fee	236,623.04
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 10/15/20	262,681,571.22
Principal Paid	12,732,947.40
Note Balance @ 11/16/20	249,948,623.82

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	166,441,571.22
Principal Paid	12,732,947.40
Note Balance @ 11/16/20	153,708,623.82
Note Factor @ 11/16/20	56.3448035%

Class A-4
Note Balance @ 10/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	71,720,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	24,520,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	643,939.43
Total Principal Paid	12,732,947.40
Total Paid	13,376,886.83

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	398,072.76
Principal Paid	12,732,947.40
Total Paid to A-3 Holders	13,131,020.16

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8020769
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8598817
Total Distribution Amount	16.6619586

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4592110
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.6750271
Total A-3 Distribution Amount	48.1342381

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	358.25
Noteholders' Principal Distributable Amount	641.75

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,042,854.72
Investment Earnings	86.52
Investment Earnings Paid	(86.52)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,422,054.19	$1,193,883.41	$1,356,584.81
Number of Extensions	74	60	65
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.40%	0.43%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.